Lease - Supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease
Cash payments for operating leases	¥ 48,613	¥ 56,717
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 27,853	¥ 24,818